CAPITAL STRUCTURE (Details - Option activity) - Stock Options [Member] - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	279,625
Weighted average exercise price, beginning balance outstanding	$ 15.29
Weighted average contractual life (years), options outstanding	6 years 6 months	8 years 8 months 26 days
Options granted	187,375
Weighted average exercise price, granted	$ 7.96
Weighted average contractual life (years), granted	5 years 2 months 12 days
Options forfeited/expired	(30,000)
Weighted average exercise price, forfeited/expired	$ 0
Options exercised	0
Weighted average exercise price, exercised	$ 0
Options outstanding, ending	437,000
Weighted average exercise price, ending balance outstanding	$ 12.11
Intrinsic value, options outstanding	$ 3,384,293